Long-Term Debt, $18.0 Million Term Loan Facility (Details) - $18.0 Million Term Loan Facility [Member]	12 Months Ended
	Dec. 31, 2022 USD ($) Tranche Installment	Dec. 31, 2021 USD ($)	Apr. 27, 2021 USD ($)
Long-Term Debt [Abstract]
Face amount	$ 18,000,000	$ 18,000,000	$ 18,000,000
Number of tranches drawn | Tranche	2
Term of loan	4 years
Number of payment installments | Installment	16
Frequency of periodic payment	quarterly
Balloon installment payable at maturity	$ 6,500,000
Repayment of principal	3,100,000
Installments 1 to 4 [Member]
Long-Term Debt [Abstract]
Installment payment	850,000
Installments 5 to 16 [Member]
Long-Term Debt [Abstract]
Installment payment	$ 675,000